Interest and Finance Costs - 6K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest and Finance Costs	Interest and finance costs are analyzed as follows:
	Six month period ended June 30,
	2016	2015
Interest on long-term debt	3,310	103
Amortization of debt issuance costs	120	20
Other	12	1
Total	3,442	124

Interest and finance costs are analyzed as follows:
	Year ended December 31
	2015	2014	2013
Interest on long-term debt	1,353	811	5,075
Interest on revolving credit facility	-	396	2,144
Amortization of debt issuance costs	72	-	1,090
Arrangement fees on undrawn facilities	-	246	-
Other	35	10	80
Total	1,460	1,463	8,389

Interest and Finance Costs - Related Party
Interest and finance costs-related party are analyzed as follows:
	Six month period ended June 30,
	2016	2015
Convertible notes interest expense	561	60
Convertible notes amortization of debt discount (Note 3)	376	89
Total	937	149

Interest and finance costs-related party are analyzed as follows:
	Year ended December 31
	2015	2014	2013
Convertible notes interest expense	265	-	-
Convertible notes amortization of debt discount	334	-	-
Gain on extinguishment of convertible notes	(200)	-	-
Total	399	-	-